OPERATING LEASE RIGHT OF USE ASSET AND LIABILITY (Tables)	12 Months Ended
Dec. 31, 2025
Operating Lease Right Of Use Asset And Liability
Schedule of deferred tax assets

	DECEMBER 31,
	2025	2024
	(As Restated)
Deferred tax assets:
Net operating loss carryforward	$1,832,186	$1,684,352
Share-based compensation	505,861	501,224
Charitable contributions	1,079	1,079
Total deferred tax assets	$2,339,126	$2,186,655
Less: valuation allowance	(2,275,710)	(2,129,392)
Total deferred tax assets, net	$63,416	$57,263

Deferred tax liabilities:
Depreciation	$1,351	$1,351
Accrued compensation	62,065	55,912
Total deferred tax liabilities	$63,416	$57,263

Net deferred tax asset or liability	$-	$-

Schedule of deferred tax asset valuation allowance

	DECEMBER 31,
	2025	2024
	(As Restated)
Deferred tax asset valuation allowance:
Beginning balance	$(2,129,392)	$(2,129,392)
Increase	(146,318)	-
Ending balance	$(2,275,710)	$(2,129,392)

Schedule of provision for income tax (benefit) effective rates

	DECEMBER 31,
	2025	2024
	(As Restated)
Tax at U.S. federal statutory rate	21.00%	21.00%
State, net of federal benefit	5.87%	5.73%
Non-Deductible Expenses	-0.46%	-0.94%
Change in valuation allowance	-26.41%	-25.79%
	0.00%	0.00%